Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Cash balances	$ 654,104	$ 875,987
Cash equivalents		1,500,000
Impairment loss on goodwill		127,717
Percentage of value added tax	3.00%
Deferred revenue		63,246		79,182
Deferred revenue recognized	63,246	69,899
Research and development expenses	410,840	737,329		828,367
Selling and marketing costs	$ 244,163	389,750		$ 171,016
Initial public offering		$ 725,000	¥ 5,000,000
Foreign currency translation, description	The consolidated balance sheet amounts, with the exception of equity, as of December 31, 2020 and 2019, were translated at RMB 6.5249 to $1.00 and RMB 6.9762 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and comprehensive loss and cash flows for the years ended December 31, 2020, 2019 and 2018 were RMB 6.8976, RMB 6.8985, and RMB 6.6174 to $1.00, respectively.
Share-based compensation to nonemployees	$ 1,005,000